Supplemental Cash Flow Information (Schedule Of Supplemental Information Relating To The Unaudited Condensed Consolidated Statements Of Cash Flows) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash paid for or (received from):
Interest expense		$ 13
Income tax payments, net of refunds	[1]
Interest and dividend income		$ (1)		$ (2)

[1]	Prior to the Spin-off, all income tax payments and refunds were paid and received by ServiceMaster on our behalf.